Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a formal policy or practice of timing the grant of equity awards in coordination with the release of material non-public information ("MNPI"), and the release of MNPI is not timed on the basis of equity award grant dates. In addition, the Compensation Committee does not take MNPI into account when determining the timing of equity award grants. Our equity awards are granted under a stockholder-approved plan, and we do not currently grant stock options or similar option-like awards. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with a new hire package or retention grant.

Award Timing Method
We do not have a formal policy or practice of timing the grant of equity awards in coordination with the release of material non-public information ("MNPI"), and the release of MNPI is not timed on the basis of equity award grant dates. In addition, the Compensation Committee does not take MNPI into account when determining the timing of equity award grants. Our equity awards are granted under a stockholder-approved plan, and we do not currently grant stock options or similar option-like awards. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with a new hire package or retention grant.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a formal policy or practice of timing the grant of equity awards in coordination with the release of material non-public information ("MNPI"), and the release of MNPI is not timed on the basis of equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false